Phone:	(212)885-5339
Fax:	(917)332-3840
Email:	KTrauger@blankrome.com

             February 23, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:           Global Real Estate Investments Fund
Registration Statement on Form N-1A filed pursuant to the
Securities Act of 1933 and the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of our client, Global Real Estate Investments Fund, transmitted herewith is a copy of the Registration Statement on Form N-1A, including exhibits, for filing under the Securities Act of 1933 and the Investment Company Act of 1940.  Please note that the filing is being made in connection with the conversion of the Fund from a closed-end interval investment company to an open-end investment company, pending the approval of the Fund’s shareholders.

Please telephone the undersigned at (212) 885-5339 or Thomas R. Westle at (212) 885-5239 with any questions you may have or for any further information you may desire.

                Very truly yours,

                /s/ Kristina L. Trauger

                Kristina L. Trauger

KLT:dc

Enclosure